Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of fair value hierarchy of financial instruments
The accounting classifications and the fair value hierarchy of the Company's consolidated financial instruments are shown below:

		Carrying amount		Fair value
		December 31,		December 31,
Description	Level	2022	2021	2022	2021

Assets
Cash and cash equivalents	2	668,348	3,073,799	668,348	3,073,799
Short-term investments	2	733,043	908,149	733,043	908,149
Accounts receivable	—	1,803,998	997,893	1,803,998	997,893
Aircraft sublease	—	176,053	274,198	176,053	274,198
Security deposits and maintenance reserves	—	2,539,561	1,964,419	2,539,561	1,964,419
Derivative financial instruments	2	271,950	353,817	271,950	353,817

Liabilities
Loans and financing	—	(8,519,447)	(9,381,945)	(7,474,137)	(8,973,383)
Loans and financing - conversion right	2	(116,971)	(636,786)	(116,971)	(636,786)
Leases	—	(14,582,833)	(14,890,575)	(14,582,833)	(14,890,575)
Accounts payable	—	(2,949,814)	(1,872,680)	(2,949,814)	(1,872,680)
Reverse factoring	—	(753,352)	(3,694)	(753,352)	(3,694)
Airport fees	—	(1,334,769)	(978,702)	(1,334,769)	(978,702)
Reimbursement to customers	—	(13,822)	(173,686)	(13,822)	(173,686)
Insurance payable	—	(84,985)	(92,793)	(84,985)	(92,793)
Derivative financial instruments	2	(244,575)	(287,051)	(244,575)	(287,051)

Schedule of foreign exchange risk
The exposure to the main exchange differences is as follows:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2022	2021	2022	2021

Assets
Cash and cash equivalents	56,487	244,239	8,052	4,352
Short-term investments	—	—	733,043	906,719
Accounts receivable	166,012	100,640	—	—
Aircraft sublease	176,053	274,198	—	—
Security deposits and maintenance reserves	2,471,349	1,918,517	—	—
Other assets	12,636	154,198	—	—
Total assets	2,882,537	2,691,792	741,095	911,071

Liabilities
Loans and financing	(7,299,291)	(8,506,445)	—	—
Leases	(14,525,385)	(14,814,400)	—	—
Accounts payable	(1,051,379)	(624,162)	—	—
Provisions and other liabilities	(3,020,947)	(3,808,012)	—	—
Total liabilities	(25,897,002)	(27,753,019)	—	—
Net exposure	(23,014,465)	(25,061,227)	741,095	911,071
Net exposure in foreign currency	(4,410,845)	(4,490,857)	133,066	144,134

Schedule of maturity of non-derivative financial liabilities
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2022 are as follows:

	December 31, 2021
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	8,636,418	10,978,339	1,723,529	9,244,796	10,014
Leases	14,582,833	26,789,197	4,387,911	13,889,255	8,512,031
Accounts payable	2,949,814	2,949,814	2,432,843	516,943	28
Reverse factoring (a)	753,352	765,610	765,610	—	—
Airport fees	1,334,769	1,334,769	831,897	206,746	296,126
Reimbursement to customers	13,822	13,822	13,822	—	—
Insurance payable	84,985	84,985	84,985	—	—
Derivative financial instruments	244,575	244,575	69,365	175,210	—
	28,600,568	43,161,111	10,309,962	24,032,950	8,818,199

(a) The total balance has been settled by the date of disclosure of these financial pages.

Schedule of maturity of derivative financial liabilities
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2022 are as follows:

	December 31, 2021
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	8,636,418	10,978,339	1,723,529	9,244,796	10,014
Leases	14,582,833	26,789,197	4,387,911	13,889,255	8,512,031
Accounts payable	2,949,814	2,949,814	2,432,843	516,943	28
Reverse factoring (a)	753,352	765,610	765,610	—	—
Airport fees	1,334,769	1,334,769	831,897	206,746	296,126
Reimbursement to customers	13,822	13,822	13,822	—	—
Insurance payable	84,985	84,985	84,985	—	—
Derivative financial instruments	244,575	244,575	69,365	175,210	—
	28,600,568	43,161,111	10,309,962	24,032,950	8,818,199

(a) The total balance has been settled by the date of disclosure of these financial pages.

Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments
As of December 31, 2022, the Company held financial assets and liabilities linked to various types of rates. In the sensitivity analysis of non-derivative financial instruments, the impact on annual interest was only considered on positions with values exposed to such fluctuations:

	Consolidated
	Exposure to CDI		Exposure to SOFR		Exposure to LIBOR rate
Description	Rate (p.a.)	December 31, 2022	Rate (p.a.)	December 31, 2022	Weighted rate (p.a.)	December 31, 2022

Exposed liabilities, net	13.7%	(670,898)	4.3%	(250,659)	5.0%	(355,118)

Effect on profit or loss
Interest rate devaluation by -50%	6.8%	48,568	2.2%	5,389	2.5%	8,832
Interest rate devaluation by -25%	10.2%	24,284	3.2%	2,695	3.7%	4,416
Interest rate appreciation by 50%	20.5%	(48,568)	6.5%	(5,389)	7.5%	(8,832)
Interest rate appreciation by 25%	17.1%	(24,284)	5.4%	(2,695)	6.2%	(4,416)

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments
The following table demonstrates the sensitivity analysis in US dollars of the price fluctuation of QAV liter:

	Exposure to price
Description	Average price per liter (in reais)	December 31, 2022

Aircraft fuel	5.45	(6,561,288)

Effect on profit or loss
Devaluation by -50%	2.73	3,280,644
Devaluation by -25%	4.09	1,640,322
Appreciation by 50%	8.18	(3,280,644)
Appreciation by 25%	6.81	(1,640,322)

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments

	Exposure to US$		Exposure to €
Description	Closing rate	December 31, 2022	Closing rate	December 31, 2022

Exposed assets (liabilities), net	5.2177	(23,014,465)	5.5694	741,095

Effect on profit or loss
Foreign currency devaluation by -50%	2.6089	11,507,233	2.7847	(370,548)
Foreign currency devaluation by -25%	3.9133	5,753,616	4.1771	(185,274)
Foreign currency appreciation by 50%	7.8266	(11,507,233)	8.3541	370,548
Foreign currency appreciation by 25%	6.5221	(5,753,616)	6.9618	185,274